Related Party Transactions - Schedule of Related Party Transactions, by Related Party (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Accounts receivable, net	$ 911		$ 755	$ 664
Management and franchise contracts, net	930		963	1,089
Accounts payable, accrued expenses and other	1,798		1,821	1,619
Franchise fees	294	$ 253	1,154	1,087	$ 905
Base and other management fees	83	60	242	230	227
Incentive management fees	52	36	142	138	133
Other revenues from managed and franchised properties	1,395	1,041	4,310	4,011	3,567
Depreciation and amortization	89	92	364	385	363
Other expenses from managed and franchised properties	1,395	1,041	4,310	4,011	3,567
Contract acquisition costs	$ 13	$ 9	55	37	65
Investments in affiliates [Member]
Related Party Transaction [Line Items]
Accounts receivable, net			4	8
Management and franchise contracts, net			20	20
Accounts payable, accrued expenses and other			1	2
Franchise fees			1	1	1
Base and other management fees			8	6	6
Incentive management fees			4	2	1
Other revenues from managed and franchised properties			21	31	32
Other expenses from managed and franchised properties			21	31	32
Contract acquisition costs			0	4	0
The Blackstone Group And Affiliates [member]
Related Party Transaction [Line Items]
Accounts receivable, net			18	21
Management and franchise contracts, net			13	16
Accounts payable, accrued expenses and other			8	9
Franchise fees			29	34	33
Base and other management fees			10	11	23
Incentive management fees			3	3	4
Other revenues from managed and franchised properties			144	160	293
Depreciation and amortization			1	0	0
Other expenses from managed and franchised properties			144	160	293
Contract acquisition costs			$ 0	$ 0	$ 7